PREPAYMENTS, NET - Prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
PREPAYMENTS, NET
Prepayment for R&D	$ 14,002,548	$ 11,799,310
Prepayment for purchase of materials and others	4,143,513	3,863,436
Prepayment for purchase of property and equipment	1,392,340	1,393,678
Prepaid expense for others	944,184	606,259
Subtotal	20,482,585	17,662,683
Less: impairment loss	(4,334)	(4,204)	$ (4,959)	$ (4,867)
Subtotal, net	20,478,251	17,658,479
Less: Long term portion	(7,657,156)	(7,113,014)
Prepayments, net - current portion	$ 12,821,095	$ 10,545,465